Organization and Nature of Operations (Details) - m²	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2023	Aug. 31, 2021	Jun. 29, 2020
Organization and Nature of Operations [Line Items]
Date of incorporation	Sep. 26, 2019
Area of land (in Square Meters)	45,000
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage		1.00%	39.97%
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	87.88%
Beijing Suhongyuanda Science and Technology Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	9.97%			100.00%
VIE Arrangement [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	97.85%		97.85%
Ostin [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	100.00%
Mr. Tao Ling [Member]
Organization and Nature of Operations [Line Items]
Equity percentage ordinary shares	39.99%
Mr. Xiaohong Yin [Member]
Organization and Nature of Operations [Line Items]
Equity percentage ordinary shares	9.51%
WFOE [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			97.85%